Options - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details) (20-F)				12 Months Ended
	Dec. 20, 2019 shares	Oct. 30, 2019 shares	Aug. 08, 2018 shares	Jun. 30, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of options, balance at the beginning of the financial year | $ / shares				$ 0.016
Weighted average exercise price of options, balance at the end of the financial year | $ / shares				$ 0.015
Balance at the beginning of the financial year				55,102,778
Options granted during the year	250,000,000	250,000,000		16,000,000
Balance at the end of the financial year				38,000,000
Kentgrove Capital Pty Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted during the year			12,500,000
Listed and Unlisted Options Including ESOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of options, balance at the beginning of the financial year | $ / shares				$ 0.017
Weighted average exercise price of options, granted during the year | $ / shares				0.010
Weighted average exercise price of options, lapsed during the year | $ / shares				0.020
Weighted average exercise price of options, forfeited during the year | $ / shares				0.001
Weighted average exercise price of options, balance at the end of the financial year | $ / shares				$ 0.015
Balance at the beginning of the financial year				55,102,778
Options granted during the year				16,000,000
Options lapsed during the year				(19,236,111)
Options forfeited during the year				(6,000,000)
Balance at the end of the financial year				38,000,000
Listed and Unlisted Options Including ESOP [Member] | Kentgrove Capital Pty Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of options, granted during the year | $ / shares				$ 0.015
Options granted during the year				12,500,000
Unlisted Options Attached to Convertible Notes [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of options, balance at the beginning of the financial year | $ / shares				$ 0.015
Weighted average exercise price of options, lapsed during the year | $ / shares				0.015
Weighted average exercise price of options, balance at the end of the financial year | $ / shares
Balance at the beginning of the financial year				20,366,667
Balance at the end of the financial year